Lease Liabilities (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Lease Liabilities [Abstract]
Schedule of operating lease right-of-use assets
	July 31, 2022	October 31, 2021
	(Unaudited)
Operating ROU assets	$336,614	$336,614
Less accumulated reductions	(153,736)	(68,105)
Balance of Operating ROU assets, net	$182,878	$268,509

October 31, 2021
Operating ROU assets	$336,614
Less accumulated amortization	(68,105)
Balance of Operating ROU assets, net	$268,509

Schedule of operating lease liabilities
	July 31, 2022	October 31, 2021
	(Unaudited)
Operating lease liabilities	$339,532	$339,532
Reduction of operating lease liabilities	(151,738)	(71,178)
Total	187,794	268,354
Less: short term portion	(86,699)	(101,431)
Long term portion	$101,095	$166,923

October 31, 2021
Operating lease liabilities	$339,532
Total operating lease liabilities	339,532
Reduction of operating lease liabilities	(71,178)
Total	268,354
Less: short term portion	(101,431)
Long term portion	$166,923

Schedule of future minimum lease payments under the financing lease agreement
Year	Amount
Ending October 31, 2022 (remaining)	$25,394
Ending October 31, 2023	102,846
Ending October 31, 2024	79,991
Total minimum non-cancellable operating lease payments	208,231
Less: discount to fair value	(20,437)
Total operating lease liabilities on July 31, 2022	$187,794

Year	Amount
Year ending October 31, 2022	$122,402
Year ending October 31, 2023	102,849
Year ending October 31, 2024	79,991
Total minimum non-cancelable operating lease payments	305,242
Less: discount to fair value	(36,888)
Total operating lease liabilities at October 31, 2021	$268,354

Schedule of financing right-of-use
	July 31, 2022	October 31, 2021
	(Unaudited)
Financing ROU assets	$200,509	$200,509
Less accumulated depreciation	(69,621)	(19,494)
Balance of financing ROU assets, net	$130,888	$181,015

October 31, 2021
Financing ROU assets	$200,509
Less accumulated depreciation	(19,494)
Balance of financing ROU assets, net	$181,015

Schedule of financing lease liability
	July 31, 2022	October 31, 2021
	(Unaudited)
Financing lease payables for equipment	$200,509	$200,509
Reduction of financing lease liability	(59,648)	(13,650)
Total	140,861	186,859
Less: short term portion	(66,926)	(62,210)
Long term portion	$73,935	$124,649

October 31, 2021
Financing lease payables for equipment	$200,509
Total financing lease payables	200,509
Reduction of financing lease liability	(13,650)
Total	186,859
Less: short term portion	(62,210)
Long term portion	$124,649

Schedule of future minimum lease payments under the financing lease agreement
Year	Amount
Year ending October 31, 2022 (remaining)	$19,500
Year ending October 31, 2023	78,000
Year ending October 31, 2024	58,500
Total minimum non-cancellable financing lease payments	156,000
Less: discount to fair value	(15,139)
Total financing lease liabilities on July 31, 2022	$140,861

Year	Amount
Year ending October 31, 2022	$78,000
Year ending October 31, 2023	78,000
Year ending October 31, 2024	58,500
Total minimum non-cancelable financing lease payments	214,500
Less: discount to fair value	(27,641)
Total financing lease liabilities at October 31, 2021	$186,859